Investments in Financial Assets Measured at Fair Value Through Profit or Loss:	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Investments in Financial Assets Measured at Fair Value Through Profit or Loss:

Note 7 – Investments in Financial Assets Measured at Fair Value Through Profit or Loss:

As of December 31, 2023 and as of December 31, 2022, the Company holds 3,840,617 shares of XTL Biopharmaceuticals Ltd. (hereinafter: “XTL”), which constitute 0.70% of XTL’s issued and paid-up capital.

As of the end of the reporting period, the Controlling Shareholder holds 23.54% of XTL shares.

The fair value of these shares as of the end of the reporting period was based on the quoted share price (level 1) as XTL is a publicly traded company listed in the Nasdaq and Tel-Aviv stock exchange, see also Note 12B.